Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Common stock, cash dividends, per share, declared	$ 0.21	$ 0.21
Treasury stock shares purchased	4,390	3,181
Treasury stock shares re-issued	4,158
Additional paid-in capital
Treasury stock shares re-issued	4,158
Retained earnings
Common stock, cash dividends, per share, declared	$ 0.21	$ 0.21
Treasury stock
Treasury stock shares purchased	4,390	3,181
Treasury stock shares re-issued	4,158